Segment Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 1,036,041	$ 2,157,183
PRC
Segment Information
Non-current assets	1,028,592	2,122,560
USA
Segment Information
Non-current assets	$ 7,449	$ 34,623